                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-4647

                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 7/1/07-6/30/08

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04647
Reporting Period: 07/01/2007 - 06/30/2008
RiverSource Special Tax-Exempt Series Trust

================== RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND ===================

RiverSource Massachusetts Tax-Exempt Fund (the "Fund") was merged into RiverSource Tax-Exempt High Income Fund, a series of RiverSource Tax-Exempt Income Series, Inc., on March 17, 2008. The Fund did not vote proxies related to portfolio securities during the period covered by the report.

===================== RIVERSOURCE MICHIGAN TAX-EXEMPT FUND =====================

RiverSource Michigan Tax-Exempt Fund (the "Fund") was merged into RiverSource Tax-Exempt High Income Fund, a series of RiverSource Tax-Exempt Income Series, Inc., on March 17, 2008. The Fund did not vote proxies related to portfolio securities during the period covered by the report.

==================== RIVERSOURCE MINNESOTA TAX-EXEMPT FUND =====================

The Fund did not vote proxies related to portfolio securities during the period covered by the report.

===================== RIVERSOURCE NEW YORK TAX-EXEMPT FUND =====================

The Fund did not vote proxies related to portfolio securities during the period covered by the report.

======================= RIVERSOURCE OHIO TAX-EXEMPT FUND =======================

RiverSource Ohio Tax-Exempt Fund (the "Fund") was merged into RiverSource Tax-Exempt High Income Fund, a series of RiverSource Tax-Exempt Income Series, Inc., on March 17, 2008. The Fund did not vote proxies related to portfolio securities during the period covered by the report.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                RiverSource Special Tax-Exempt Series Trust


By (Signature and Title)*   /s/ Patrick T. Bannigan
                            ---------- -----------------------
                            Patrick T. Bannigan
                            President

Date August 26, 2008

* Print the name and title of each signing officer under his or her signature.